Impact Bond Fund Average Annual Total Returns			12 Months Ended	35 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended	168 Months Ended	228 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	3.74%	(0.36%)	1.78%	2.01%	2.04%	3.20%
Institutional | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.46%	3.21%
Performance Inception Date		Jan. 27, 2023
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.35%	1.15%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.05%	1.46%
Investor | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.19%	2.91%
Performance Inception Date		Jan. 27, 2023

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts (IRAs). After tax returns are shown only for the Investor Class and after tax returns for the Institutional Class will vary.
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.